Schedule of Income before Income Tax, Domestic and Foreign (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ (1,442,284)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 2	3,397,483
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 3	(27,612,320)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 4	(17,024,349)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 5	(7,787,215)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 6	(1,478,999)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 7	(18,466,633)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 8	(4,389,732)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 9	$ (29,091,319)